Placeholder Stock Options Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	6,468,799	6,416,043	5,281,945
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 1.81	$ 1.77	$ 1.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,553,000	285,000	1,974,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.36	$ 2.25	$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(196,000)	(821,229)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.98	$ 1.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	67,504
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 2.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(36,244)	(19,173)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 2.09	$ 1.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	7,954,295	6,468,799	6,416,043
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 1.71	$ 1.81	$ 1.77